Premises, Equipment and Lease Commitments	9 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Premises, Equipment and Lease Commitments

Note 7—Premises, Equipment and Lease Commitments

Premises and equipment are summarized as follows:

	December 31, 2013	March 31, 2013
	(In thousands)
Land and land improvements	$7,947	$7,948
Office buildings	41,510	41,569
Furniture and equipment	38,483	36,666
Leasehold improvements	4,264	4,280

	92,204	90,463
Less accumulated depreciation and amortization	(67,404)	(65,994)

	$24,800	$24,469

Depreciation expense is summarized as follows:

	Nine Months Ended December 31,		Year Ended March 31, 2013
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Building depreciation expense	$959	$1,080	$1,397	$1,484
Furniture and fixture depreciation expense	912	1,396	1,682	2,010

	$1,871	$2,476	$3,079	$3,494

The Corporation leases 19 branch offices and office facilities under non-cancelable operating leases which expire on various dates through 2029. Future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more at December 31, 2013 are as follows:

Year Ending December 31,	Amount of Future Minimum Payments
(In thousands)
2014	$1,426
2015	1,325
2016	1,179
2017	1,055
2018	1,029
Thereafter	5,561

Total	$11,575

For the nine months ended December 31, 2013 and 2012 and fiscal years ended March 31, 2013 and 2012, land and building lease rental expense was $1.3 million, $1.4 million, $1.9 million and $2.2 million, respectively.